Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS (62.0%)

	CONSUMER DISCRETIONARY (4.1%)

	APPAREL (0.3%)
32,000	NIKE, Inc. Class B	$3,241,920

	DISTRIBUTION & WHOLESALE (0.3%)
13,900	Pool Corp.	2,952,082

	RETAIL (3.5%)
4,000	AutoZone, Inc. *	4,765,240
51,100	Dollar General Corp.	7,970,578
13,400	Domino's Pizza, Inc.	3,936,652
20,000	Lululemon Athletica, Inc. *	4,633,400
22,600	O'Reilly Automotive, Inc. *	9,904,676
83,000	TJX Companies, Inc. (The)	5,067,980
		36,278,526
		42,472,528

	CONSUMER STAPLES (2.4%)

	BEVERAGES (0.3%)
22,000	PepsiCo, Inc.	3,006,740

	FOOD (0.8%)
5,700	J&J Snack Foods Corp.	1,050,339
38,500	McCormick & Co., Inc. (1)	6,534,605
		7,584,944

	HOUSEHOLD PRODUCTS (0.5%)
77,200	Church & Dwight Co., Inc.	5,430,248

	RETAIL (0.8%)
7,700	Casey's General Stores, Inc.	1,224,223
24,000	Costco Wholesale Corp.	7,054,080
		8,278,303
		24,300,235

	FINANCIALS (4.8%)

	DIVERSIFIED FINANCIAL SERVICES (0.7%)
81,700	Intercontinental Exchange, Inc.	7,561,335

	INSURANCE (4.1%)
3,700	Alleghany Corp. *	2,958,409
28,600	American Financial Group, Inc.	3,135,990
47,700	Aon PLC	9,935,433
99,400	Arch Capital Group, Ltd. *	4,263,266
17,500	Berkley (W.R.) Corp.	1,209,250
21,800	Chubb, Ltd.	3,393,388
23,900	Globe Life, Inc.	2,515,475
76,200	Progressive Corp. (The)	5,516,118
26,100	RenaissanceRe Holdings, Ltd.	5,116,122
43,100	RLI Corp.	3,879,862
		41,923,313
		49,484,648

	HEALTHCARE (7.7%)

	BIOTECHNOLOGY (0.5%)
13,600	Bio-Rad Laboratories, Inc. Class A *	5,032,408

	ELECTRONICS (1.0%)
13,100	Mettler-Toledo International, Inc. *	10,391,968

	HEALTHCARE PRODUCTS (4.9%)
4,900	Cooper Cos., Inc. (The)	1,574,321
117,600	Danaher Corp.	18,049,248
36,800	IDEXX Laboratories, Inc. *	9,609,584
12,000	Teleflex, Inc.	4,517,280
50,000	Thermo Fisher Scientific, Inc.	16,243,500
		49,993,933

	HEALTHCARE SERVICES (1.2%)
6,400	Chemed Corp.	2,811,264
33,900	IQVIA Holdings, Inc. *	5,237,889
13,800	UnitedHealth Group, Inc.	4,056,924
		12,106,077

	SOFTWARE (0.1%)
7,400	Veeva Systems, Inc. Class A *	1,040,884
		78,565,270

	INDUSTRIALS (16.5%)

	AEROSPACE & DEFENSE (5.7%)
110,502	HEICO Corp.	12,613,803
18,500	L3Harris Technologies, Inc.	3,660,595
34,300	Northrop Grumman Corp.	11,798,171
49,500	Teledyne Technologies, Inc. *	17,153,730
24,200	TransDigm Group, Inc.	13,552,000
		58,778,299

	BUILDING MATERIALS (0.2%)
9,500	Lennox International, Inc. (1)	2,317,715

	COMMERCIAL SERVICES (3.0%)
35,000	Cintas Corp.	9,417,800
10,300	CoStar Group, Inc. *	6,162,490
57,503	IHS Markit, Ltd. *	4,332,851
173,250	Rollins, Inc. (1)	5,744,970
36,000	Verisk Analytics, Inc. Class A	5,376,240
		31,034,351

	DISTRIBUTION & WHOLESALE (0.4%)
48,500	Copart, Inc. *	4,410,590

	ELECTRICAL EQUIPMENT (0.5%)
53,075	AMETEK, Inc.	5,293,701

	ENVIRONMENTAL CONTROL (2.3%)
132,600	Republic Services, Inc.	11,884,938
132,125	Waste Connections, Inc.	11,995,629
		23,880,567

1

December 31, 2019

Shares		Value

	HOUSEWARES (0.7%)
82,200	Toro Co. (The)	$6,548,874

	MACHINERY DIVERSIFIED (1.4%)
8,600	IDEX Corp.	1,479,200
35,100	Roper Technologies, Inc.	12,433,473
		13,912,673

	MISCELLANEOUS MANUFACTURERS (0.4%)
26,900	Carlisle Companies, Inc.	4,353,496

	TRANSPORTATION (1.9%)
57,800	Canadian National Railway Co.	5,228,010
77,300	Union Pacific Corp.	13,975,067
		19,203,077
		169,733,343

	INFORMATION TECHNOLOGY (22.5%)

	COMMERCIAL SERVICES (2.5%)
95,900	Automatic Data Processing, Inc.	16,350,950
18,700	Gartner, Inc. *	2,881,670
35,887	Global Payments, Inc.	6,551,530
		25,784,150

	COMPUTERS (2.3%)
78,400	Accenture PLC Class A	16,508,688
15,800	CGI, Inc. *	1,322,618
25,100	EPAM Systems, Inc. *	5,325,216
		23,156,522

	DIVERSIFIED FINANCIAL SERVICES (1.7%)
60,000	MasterCard, Inc. Class A	17,915,400

	ELECTRONICS (0.7%)
35,100	Amphenol Corp. Class A	3,798,873
30,200	Keysight Technologies, Inc. *	3,099,426
		6,898,299

	INTERNET (2.4%)
93,200	Anaplan, Inc. *	4,883,680
49,000	GoDaddy, Inc. Class A *	3,328,080
12,700	Palo Alto Networks, Inc. *	2,936,875
45,800	RingCentral, Inc. Class A *(1)	7,725,086
29,500	VeriSign, Inc. *	5,684,060
		24,557 ,781

	SEMICONDUCTORS (0.6%)
19,100	Broadcom, Inc.	6,035,982

	SOFTWARE (12.0%)
30,400	Adobe, Inc. *	10,026,224
60,400	ANSYS, Inc. *	15,547,564
24,400	Broadridge Financial Solutions, Inc.	3,014,376
87,400	Cadence Design Systems, Inc. *	6,062,064
15,500	Coupa Software, Inc. *(1)	2,266,875
20,100	Fair Isaac Corp. *	7,531,068
95,387	Fidelity National Information Services, Inc.	13,267,378
159,000	Fiserv, Inc. *	18,385,170
23,800	Intuit, Inc.	6,233,934
52,700	Jack Henry & Associates, Inc.	7,676,809
23,200	Open Text Corp.	1,022,424
13,400	Paycom Software, Inc. *	3,547,784
49,000	Salesforce.com, Inc. *	7,969,360
32,100	ServiceNow, Inc. *	9,062,472
45,800	Synopsys, Inc. *	6,375,360
19,600	Tyler Technologies, Inc. *	5,880,392
		123,869,254

	TELECOMMUNICATIONS (0.3%)
19,100	Motorola Solutions, Inc.	3,077,774
		231,295,162

	MATERIALS (2.6%)

	CHEMICALS (1.5%)
72,600	Ecolab, Inc.	14,011,074
15,100	Ingevity Corp. *	1,319,438
		15,330,512

	MISCELLANEOUS MANUFACTURERS (0.4%)
31,800	AptarGroup, Inc.	3,676,716

	PACKAGING & CONTAINERS (0.7%)
118,400	Ball Corp.	7,656,928
		26,664,156

	REAL ESTATE (1.4%)

	REITS (1.4%)
19,300	American Tower Corp. REIT	4,435,526
11,300	Equinix, Inc. REIT	6,595,810
52,700	Equity Lifestyle Properties, Inc. REIT	3,709,553
		14,740,889

TOTAL COMMON STOCKS (Cost $440,014,506) (62.0%)	637,256,231

Principal Amount		Value

ASSET-BACKED SECURITIES (2.4%)
$650,000	Ally Auto Receivables Trust, Series 2018-3, Class A3, 3.00%, 1/17/23	655,043
750,000	Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.92%, 11/15/22	754,562
525,000	BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 5/15/23 (2)	533,187
205,000	BMW Vehicle Lease Trust, Series 2019-1, Class A4, 2.92%, 8/22/22	207,527

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$100,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	$100,068
350,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.99%, 7/17/23	350,370
500,000	Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1, 3.01%, 2/15/24	507,535
760,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00%, 1/17/23	760,092
90,147	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	90,001
466,322	Carmax Auto Owner Trust, Series 2019-2, Class A2A, 2.69%, 7/15/22	468,004
600,000	CarMax Auto Owner Trust, Series 2017-1, Class A4, 2.27%, 9/15/22	601,612
1,675,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	1,686,529
325,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	328,324
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/23 (1)	1,208,264
435,000	Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/7/22	434,977
150,886	Daimler Trucks Retail Trust, Series 2018-1, Class A3, 2.85%, 7/15/21 (2)	151,230
400,000	Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	400,048
300,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (2)	299,982
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	200,427
200,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	199,403
102,747	Ford Credit Auto Owner Trust, Series 2018-B, Class A2A, 2.96%, 9/15/21	103,023
484,179	Ford Credit Auto Owner Trust, Series 2018-A, Class A3, 3.03%, 11/15/22	488,156
250,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A1, 2.16%, 9/15/22	250,279
500,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-1, Class A1, 2.07%, 5/15/22	500,081
500,329	GM Financial Automobile Leasing Trust, Series 2017-3, Class A4, 2.12%, 9/20/21	500,319
295,000	GM Financial Automobile Leasing Trust, Series 2018-3, Class A3, 3.18%, 6/21/21	296,459
186,000	GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67%, 3/21/22	187,401
650,000	GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72%, 3/20/23	656,643
170,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1, 3.13%, 3/15/23 (2)	172,077
200,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (2)	200,063
400,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.05%, 6/21/23	400,183
203,841	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.68%, 8/16/21	203,651
305,000	Honda Auto Receivables Owner Trust, Series 2018-2, Class A4, 3.16%, 8/19/24	311,511
1,050,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.87%, 9/15/23	1,048,624
548,874	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.81%, 4/15/21 (2)	550,320
1,130,000	Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A4, 3.05%, 12/15/22 (2)	1,148,196
915,742	Hyundai Auto Receivables Trust, Series 2019-A, Class A2, 2.67%, 12/15/21	918,761
750,000	Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A2, 2.01%, 12/15/21	750,472
650,000	Mercedes-Benz Auto Lease Trust, Series 2018-B, Class A3, 3.21%, 9/15/21	655,384
1,000,000	Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A4, 3.25%, 10/15/24	1,015,739
28,449	Nissan Auto Lease Trust, Series 2017-B, Class A3, 2.05%, 9/15/20	28,448
442,029	Nissan Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.65%, 5/16/22	443,926

3

December 31, 2019

Principal Amount		Value
$925,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.11%, 5/15/23	$926,041
705,000	Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.90%, 10/16/23	716,006
800,000	Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3, 3.18%, 3/15/23	813,747
1,500,000	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4, 2.12%, 2/15/23	1,503,479

TOTAL ASSET-BACKED SECURITIES (Cost $24,649,078) (2.4%)	24,726,174

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.7%)
570,000	BANK, Series 2017-BNK8, Class ASB, 3.31%, 11/15/50	596,603
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	266,062
1,140,000	BANK, Series 2019-BN16, Class A4, 4.01%, 2/15/52	1,264,431
700,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	759,610
500,000	BANK, Series 2019-BN24, Class A3, 2.96%, 11/15/62	512,699
421,385	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	430,760
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	102,450
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	157,813
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K028, Class A2, 3.11%, 2/25/23	1,030,595
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	103,731
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (3)	472,011
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class A2, 3.46%, 8/25/23 (3)	523,463
600,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2, 3.53%, 10/25/23 (3)	630,530
800,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K037, Class A2, 3.49%, 1/25/24	841,354
325,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	334,000
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	259,422
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	1,049,309
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2, 3.17%, 10/25/24	523,444
925,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K043, Class A2, 3.06%, 12/25/24	965,383
400,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2, 3.28%, 6/25/25 (3)	421,852
1,450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2, 3.01%, 7/25/25	1,510,004
1,450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	1,555,279
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	787,381
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2, 2.75%, 1/25/26	1,029,509
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,026,035
727,350	FHLMC Multifamily Structured Pass-Through Certificates, Series K066, Class A1, 2.80%, 12/25/26	746,934
650,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	695,217
1,250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2, 3.43%, 1/25/27 (3)	1,338,142
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,672,129
600,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	636,276
2,625,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	2,775,368
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K068, Class A2, 3.24%, 8/25/27	795,790
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	265,809
213,034	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	228,805
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	813,482
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	541,768

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$550,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K088, Class A2, 3.69%, 1/25/29	$601,387
375,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	400,262
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (2)(3)	254,781
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	255,287
231,257	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.73%, 2/25/48 (2)(3)	238,094
150,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	146,090
119,941	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	121,613
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/15/49	530,689
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	259,444
600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	616,471
750,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class ASB, 3.07%, 6/15/29	771,698
355,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.05%, 11/15/49	367,507
600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	636,364
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	400,038
204,043	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	207,413
81,945	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A2, 2.95%, 12/15/47	81,859
116,821	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	116,727
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	316,713
150,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	154,356
805,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4, 2.94%, 10/15/49	826,194
445,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 8/15/50	471,318
156,443	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	156,388
650,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	694,130
370,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.77%, 7/15/58 (3)	395,277
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.43%, 3/15/59	263,290
400,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	407,244
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	101,665
300,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	305,021
393,497	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A4, 3.65%, 10/15/57	414,605

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $37,485,647) (3.7%)	38,175,375

CORPORATE BONDS & NOTES (8.3%)
	BASIC MATERIALS (0.3%)
300,000	ArcelorMittal SA, Senior Unsecured Notes, 4.55%, 3/11/26	318,581
450,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	476,692
475,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29 (1)	491,141
375,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	396,679
150,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	154,125
500,000	Nutrien, Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	550,945
250,000	Teck Resources, Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	293,995
		2,682,158

	COMMUNICATIONS (0.7%)
500,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24 (1)	526,683
350,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	441,676
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	212,272
300,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 2/15/27	319,810

5

December 31, 2019

Principal Amount		Value
$267,000	AT&T, Inc., Senior Unsecured Notes, 4.10%, 2/15/28 (1)	$290,536
350,000	Baidu, Inc., Senior Unsecured Notes, 4.38%, 5/14/24	373,080
350,000	Booking Holdings, Inc., Senior Unsecured Notes, 3.60%, 6/1/26 (1)	373,647
450,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25 (1)	495,530
300,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	327,424
225,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	253,427
375,000	Corning, Inc., Senior Unsecured Notes, 5.35%, 11/15/48	470,671
350,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	390,658
500,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	545,822
300,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	331,875
350,000	Rogers Communications, Inc., Guaranteed Notes, 4.50%, 3/15/43	390,950
475,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	554,472
525,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50 (1)	547,997
		6,846,530

	CONSUMER, CYCLICAL (0.7%)
500,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	533,723
475,000	Choice Hotels International, Inc., Senior Unsecured Notes, 3.70%, 12/1/29	478,463
200,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	200,445
300,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	300,351
200,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	205,584
500,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.35%, 11/1/22	505,087
500,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	515,495
200,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25 (1)	205,500
350,000	Leggett & Platt, Inc., Senior Unsecured Notes, 3.50%, 11/15/27	359,622
400,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	428,000
500,000	Marriott International, Inc., Series AA, Senior Unsecured Notes, 4.65%, 12/1/28 (1)	562,928
500,000	Starbucks Corp., Senior Unsecured Notes, 3.75%, 12/1/47	519,848
450,000	Target Corp., Senior Unsecured Notes, 3.63%, 4/15/46 (1)	492,306
350,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25 (1)	381,500
350,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	368,338
550,000	Walmart, Inc., Senior Unsecured Notes, 3.95%, 6/28/38	637,142
500,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29	557,117
350,000	WW Grainger, Inc., Senior Unsecured Notes, 4.20%, 5/15/47	390,669
		7,642,118

	CONSUMER, NON-CYCLICAL (1.0%)
326,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	356,204
500,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26 (2)	509,082
400,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	476,734
450,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	469,725
350,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.36%, 6/6/24	364,539
350,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26 (1)	375,176
350,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.25%, 8/15/43 (2)	454,181
350,000	Bunge, Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	348,739
300,000	Cigna Corp., Guaranteed Notes, 3.40%, 3/1/27 (2)	311,819
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48 (1)	182,459
250,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	250,058
300,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	333,934
375,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	414,686
300,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	322,884
250,000	Humana, Inc., Senior Unsecured Notes, 3.13%, 8/15/29	255,027
500,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29	501,434
200,000	Merck & Co., Inc., Senior Unsecured Notes, 2.75%, 2/10/25	207,521
300,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	343,206
500,000	Mylan NV, Guaranteed Notes, 3.95%, 6/15/26 (1)	521,262
260,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	307,669
500,000	PayPal Holdings, Inc., Senior Unsecured NotesSenior Unsecured NotesSenior Unsecured NotesSenior Unsecured Notes, 2.65%, 10/1/26	507,023
425,000	PepsiCo, Inc., Senior Unsecured Notes, 2.88%, 10/15/49 (1)	411,073
250,000	Sanofi, Senior Unsecured Notes, 3.38%, 6/19/23	262,056

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$350,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27 (1)	$374,944
165,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	168,311
400,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	477,147
350,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	387,688
		9,894,581

	ENERGY (0.8%)
500,000	Boardwalk Pipelines L.P., Guaranteed Notes, 4.95%, 12/15/24	540,968
300,000	ConocoPhillips Co., Guaranteed Notes, 4.95%, 3/15/26	345,241
350,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	365,696
300,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	348,371
250,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	249,954
500,000	Equinor ASA, Guaranteed Notes, 3.25%, 11/18/49 (1)	504,157
500,000	Husky Energy, Inc., Senior Unsecured Notes, 4.40%, 4/15/29 (1)	537,952
400,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28 (1)	436,167
275,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	293,550
275,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25 (1)	291,252
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	283,210
300,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25 (1)	313,785
450,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	461,126
350,000	ONEOK, Inc., Guaranteed Notes, 3.40%, 9/1/29	355,648
500,000	Phillips 66, Guaranteed Notes, 3.90%, 3/15/28 (1)	545,476
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	201,167
500,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	495,949
300,000	Spectra Energy Partners L.P., Guaranteed Notes, 4.75%, 3/15/24	326,679
500,000	Total Capital International SA, Guaranteed Notes, 3.46%, 2/19/29 (1)	542,110
400,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	473,158
350,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37 (1)	463,110
		8,374,726

	FINANCIAL (3.2%)
450,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 4.45%, 4/3/26	483,107
300,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	314,727
500,000	Air Lease Corp., Senior Unsecured Notes, 4.63%, 10/1/28 (1)	551,446
500,000	Aircastle, Ltd., Senior Unsecured Notes, 4.40%, 9/25/23 (1)	528,676
460,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	474,950
500,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26 (1)	520,063
300,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	320,287
500,000	American Tower Corp., Senior Unsecured Notes, 2.95%, 1/15/25	510,962
500,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29	535,038
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	266,187
325,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	343,542
500,000	AXA Equitable Holdings, Inc., Senior Unsecured Notes, 4.35%, 4/20/28 (1)	543,024
250,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	251,614
534,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	571,958
250,000	Bank of Montreal MTN, Senior Unsecured Notes, 2.35%, 9/11/22 (1)	253,399
500,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26 (1)	508,915
250,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	268,324
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.55%, 6/16/22	253,732
300,000	Chubb INA Holdings, Inc., Guaranteed Notes, 3.35%, 5/3/26	319,058
353,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	374,180
300,000	Citigroup, Inc., Senior Unsecured Notes, 3-month LIBOR + 0.90%, 3.35%, 4/24/25 (3)	312,242
453,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	577,947
250,000	Citizens Bank NA/Providence, Senior Unsecured Notes, 3.70%, 3/29/23	261,445
500,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	534,389
300,000	Comerica, Inc., Senior Unsecured Notes, 3.70%, 7/31/23	315,378

7

December 31, 2019

Principal Amount		Value
$250,000	Comerica, Inc., Senior Unsecured Notes, 4.00%, 2/1/29	$273,141
450,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	468,432
500,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	531,079
500,000	Duke Realty L.P., Senior Unsecured Notes, 4.00%, 9/15/28	545,278
250,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	268,134
500,000	Equinix, Inc., Senior Unsecured Notes, 3.20%, 11/18/29	501,860
375,000	Essex Portfolio L.P., Guaranteed Notes, 4.00%, 3/1/29	407,508
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.00%, 1/15/30	253,024
500,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	527,759
400,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26 (1)	423,406
175,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	243,098
500,000	Hartford Financial Services Group, Inc. (The), Senior Unsecured Notes, 2.80%, 8/19/29 (1)	505,847
350,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	364,764
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	251,385
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	253,572
500,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	531,651
325,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22	333,531
400,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26 (1)	438,217
250,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3-month LIBOR + 1.38%, 3.96%, 11/15/48 (3)	283,278
500,000	KeyCorp MTN, Senior Unsecured Notes, 2.55%, 10/1/29 (1)	488,966
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	253,017
500,000	Lloyds Bank PLC, Senior Unsecured Notes, 2.25%, 8/14/22 (1)	502,480
250,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	264,006
250,000	Loews Corp., Senior Unsecured Notes, 2.63%, 5/15/23	254,763
300,000	Mastercard, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	312,130
250,000	Mitsubishi UFJ Financial Group, Inc., Senior Unsecured Notes, 3.76%, 7/26/23	263,370
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	535,756
500,000	Northern Trust Corp., Senior Unsecured Notes, 3.15%, 5/3/29 (1)	525,326
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	260,643
500,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	519,768
250,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	255,890
150,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	154,112
500,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29 (1)	545,294
250,000	Prologis L.P., Guaranteed Notes, 3.88%, 9/15/28 (1)	275,845
400,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (1)(3)	457,000
250,000	Prudential Financial, Inc. MTN, Senior Unsecured Notes, 3.50%, 5/15/24	266,056
350,000	Royal Bank of Canada GMTN, Subordinated Notes, 4.65%, 1/27/26 (1)	388,261
425,000	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 3.90%, 10/15/29	427,422
350,000	Santander Holdings USA, Inc., Series FXD, Senior Unsecured Notes, 3.50%, 6/7/24	360,107
500,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24 (1)	532,385
250,000	Sumitomo Mitsui Financial Group, Inc., Senior Unsecured Notes, 3.75%, 7/19/23 (1)	262,293
250,000	Sumitomo Mitsui Financial Group, Inc., Senior Unsecured Notes, 3.04%, 7/16/29 (1)	255,119
300,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	305,921
500,000	Synchrony Financial, Senior Unsecured Notes, 2.85%, 7/25/22	506,179
350,000	Toronto-Dominion Bank (The) MTN, Senior Unsecured Notes, 3.25%, 6/11/21	357,462
500,000	Truist Bank, Subordinated Notes, 5-year Treasury Constant Maturity Rate + 1.15%, 2.64%, 9/17/29 (1)(3)	500,034
250,000	Truist Financial Corp. MTN, Senior Unsecured Notes, 3.75%, 12/6/23	265,207
350,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24 (1)	372,126
350,000	Ventas Realty L.P., Guaranteed Notes, 3.50%, 4/15/24	365,632
425,000	Ventas Realty L.P., Guaranteed Notes, 4.40%, 1/15/29 (1)	467,752
350,000	VEREIT Operating Partnership L.P., Guaranteed Notes, 3.10%, 12/15/29	343,947
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	255,159
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	258,909
425,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	466,204
400,000	Westpac Banking Corp., Senior Unsecured Notes, 3.30%, 2/26/24 (1)	417,161

8

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27 (1)	$126,145
400,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.00%, 11/15/29 (1)	433,034
500,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	495,580
500,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	491,007
		32,387,022

	INDUSTRIAL (0.5%)
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	251,883
450,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49 (1)	443,858
450,000	Dover Corp., Senior Unsecured Notes, 2.95%, 11/4/29	453,541
300,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 3.80%, 3/21/29 (1)	322,188
250,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 4.50%, 3/21/49	281,198
450,000	Keysight Technologies, Inc., Senior Unsecured Notes, 3.00%, 10/30/29 (1)	451,495
400,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	445,963
350,000	Norfolk Southern Corp., Senior Unsecured Notes, 4.10%, 5/15/49	386,829
278,000	Owens Corning, Senior Unsecured Notes, 3.40%, 8/15/26	282,683
275,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	286,259
350,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24 (1)	367,987
450,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	477,068
500,000	United Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	562,547
450,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	477,540
		5,491,039

	TECHNOLOGY (0.3%)
250,000	Apple, Inc., Senior Unsecured Notes, 2.70%, 5/13/22	255,741
250,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47	277,641
500,000	Broadridge Financial Solutions, Inc., Senior Unsecured Notes, 2.90%, 12/1/29	499,542
100,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24 (1)	106,787
475,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	499,262
150,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	159,000
350,000	KLA Corp., Senior Unsecured Notes, 4.65%, 11/1/24	384,179
350,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	383,479
500,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29 (1)	550,662
200,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	202,369
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	250,439
		3,569,101

	UTILITIES (0.8%)
450,000	American Water Capital Corp., Senior Unsecured Notes, 3.75%, 9/1/28	486,415
500,000	Baltimore Gas & Electric Co., Senior Unsecured Notes, 3.20%, 9/15/49	490,064
350,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 4.25%, 11/1/28 (1)	380,078
200,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30 (1)	197,196
300,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	353,049
300,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	331,938
250,000	Dominion Energy, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	293,366
350,000	DTE Electric Co., 3.95%, 3/1/49 (1)	400,609
500,000	DTE Energy Co., Senior Unsecured Notes, 2.95%, 3/1/30	495,151
450,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	465,501
250,000	Florida Power & Light Co., 4.95%, 6/1/35	312,324
475,000	Georgia Power Co., Series B, Senior Unsecured Notes, 2.65%, 9/15/29	468,807
250,000	Indiana Michigan Power Co., Senior Unsecured Notes, 4.25%, 8/15/48 (1)	286,165
350,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	361,116
308,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	340,784
300,000	National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	328,795
375,000	Northern States Power Co., 2.90%, 3/1/50 (1)	358,260
350,000	Oklahoma Gas & Electric Co., Senior Unsecured Notes, 3.30%, 3/15/30 (1)	368,902
500,000	Public Service Co. of Colorado, Series 34, 3.20%, 3/1/50	499,272
500,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 2.88%, 6/15/24	511,159
225,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	236,500

9

December 31, 2019

Principal Amount		Value
$300,000	Southern Power Co., Series E, Senior Unsecured Notes, 2.50%, 12/15/21	$303,123
		8,268,574

TOTAL CORPORATE BONDS & NOTES (Cost $81,708,669) (8.3%)	85,155,849

FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	309,780
300,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22 (1)	308,216
461,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	493,962
250,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	267,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,327,064) (0.1%)	1,379,708

LONG-TERM MUNICIPAL SECURITIES (0.8%)
100,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	129,246
500,000	City & County of San Francisco CA, General Obligation Limited, 2.60%, 6/15/37	466,760
325,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited, Series B, 2.70%, 5/1/32	321,116
175,000	City of Industry CA, Taxable Sales Tax, Revenue Bonds, 6.75%, 1/1/20	175,000
200,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	234,252
375,000	City of New York, General Obligation Limited, Series F, Subseries F3, 3.63%, 4/1/32	397,091
250,000	City of Oakland, California Taxable Pension, Revenue Bonds, 4.68%, 12/15/25	275,315
190,000	City of Portland OR, Affordable Housing Project, General Obligation Limited, Series B, 3.60%, 6/15/39	201,432
295,000	Denver City & County School District No. 1, Certificate Participation, Series B, 3.45%, 12/15/26	312,355
450,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	497,426
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	210,412
110,000	Kansas Development Finance Authority, Revenue Bonds, Series H, 3.64%, 4/15/24	116,371
750,000	Kentucky State Property & Building Commission, Revenue Bonds, Series D, 2.57%, 11/1/28	730,942
300,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	320,691
500,000	Massachusetts School Building Authority, Refunding Revenue Bonds, Series B, 3.40%, 10/15/40	499,850
295,000	New Hampshire Health and Education Facilities Authority, Refunding Revenue Bonds, 3.58%, 7/1/34	310,036
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	103,233
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	203,918
300,000	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Series A2, 3.34%, 8/1/25	315,291
300,000	North Augusta Public Facilities Corp., North Augusta Project, Revenue Bonds, Series B, 3.44%, 11/1/25	310,257
355,000	Pennsylvania Turnpike Commission, Motor License, Refunding Revenue Bonds, 3.29%, 12/1/36	351,787
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	348,289
300,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series F, 3.80%, 5/1/27	324,915
140,000	State of California, Build America Bonds, General Obligation Unlimited, 5.70%, 11/1/21	149,853
350,000	Texas A&M University Board, Revenue Bonds, Series B, 3.48%, 5/15/49	356,374
100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	102,546
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	113,461
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	256,118
210,000	Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, 3.75%, 7/1/31	221,701

TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $8,228,224) (0.8%)	8,356,038

10

Schedule of Investments (unaudited) (continued)

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.6%)
$500,000	FHLB, 3.38%, 3/10/28	$547,137
500,000	FHLB, 2.88%, 9/11/20	503,630
250,000	FHLB, 3.00%, 10/12/21 (1)	256,115
250,000	FHLB, 3.25%, 3/8/24	265,885
99,589	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	99,060
59,126	FHLMC #ZN5055, 3.00%, 4/1/49	60,061
477,884	FHLMC #ZT1955, 3.00%, 5/1/49	485,271
164,733	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	176,778
139,327	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	148,267
164,396	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	178,647
13,891	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	14,651
734,093	FHLMC Gold PC Pool #G08698, 3.50%, 3/1/46	767,689
121,956	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	126,424
122,429	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	131,086
170,722	FHLMC Gold PC Pool #Q39580, 4.00%, 3/1/46	181,009
357,209	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	372,345
180,536	FHLMC Pool #AG08748, 3.50%, 2/1/47	187,927
362,163	FHLMC Pool #ZK4078, 2.50%, 4/1/22	365,376
271,025	FHLMC Pool #ZS6516, 2.50%, 6/1/22	273,430
1,007,571	FHLMC Pool #ZS6632, 2.50%, 11/1/22	1,016,509
74,998	FHLMC Pool #ZT1594, 4.00%, 1/1/49	77,942
830,759	FHLMC Pool #ZT1863, 3.50%, 4/1/49	854,017
860,451	FHLMC Pool #ZT1951, 3.50%, 5/1/49	884,474
1,000,002	FHLMC Pool #ZT2087, 4.00%, 6/1/49	1,039,001
250,000	FNMA, 2.38%, 1/19/23	255,645
250,000	FNMA, 2.63%, 9/6/24	260,267
500,000	FNMA, 1.88%, 9/24/26	499,105
13,005	FNMA Pool #254954, 4.50%, 10/1/23	13,676
467	FNMA Pool #255132, 4.50%, 2/1/24	491
121,419	FNMA Pool #995245, 5.00%, 1/1/39	133,510
144,975	FNMA Pool #AB1259, 5.00%, 7/1/40	159,618
172,219	FNMA Pool #AB1796, 3.50%, 11/1/40	181,525
17,306	FNMA Pool #AB4069, 2.50%, 12/1/21	17,459
130,962	FNMA Pool #AB6286, 2.50%, 9/1/27	132,716
989,528	FNMA Pool #AB6344, 2.50%, 10/1/22	998,306
139,029	FNMA Pool #AB8144, 5.00%, 4/1/37	153,405
120,649	FNMA Pool #AL7662, 4.50%, 10/1/43	130,985
218,393	FNMA Pool #AQ3960, 3.00%, 8/1/28	224,859
170,107	FNMA Pool #AR0930, 2.50%, 1/1/28	172,389
151,100	FNMA Pool #AS1529, 3.00%, 1/1/29	155,568
353,218	FNMA Pool #AS4928, 3.50%, 5/1/45	368,784
111,224	FNMA Pool #AS5485, 4.50%, 7/1/45	119,415
127,657	FNMA Pool #AS5696, 3.50%, 8/1/45	133,270
246,710	FNMA Pool #AS6385, 4.00%, 12/1/45	260,910
191,067	FNMA Pool #AS7188, 4.00%, 5/1/46	202,289
189,869	FNMA Pool #AS8276, 3.00%, 11/1/46	194,466
200,765	FNMA Pool #AS8483, 3.00%, 12/1/46	205,625
572,000	FNMA Pool #AS8796, 3.00%, 2/1/47	585,693
333,074	FNMA Pool #AS9459, 4.50%, 4/1/47	352,967
290,185	FNMA Pool #AU7025, 3.00%, 11/1/43	298,500
112,246	FNMA Pool #AU8070, 3.50%, 9/1/43	118,245
372,004	FNMA Pool #AV0703, 4.00%, 12/1/43	395,839
2,191,396	FNMA Pool #AX9528, 3.50%, 2/1/45	2,291,109
166,995	FNMA Pool #AY2618, 4.00%, 3/1/45	176,970
172,345	FNMA Pool #AY9329, 4.00%, 6/1/45	182,617
141,268	FNMA Pool #AZ4775, 3.50%, 10/1/45	147,480
114,504	FNMA Pool #AZ6194, 3.50%, 10/1/45	119,546
160,092	FNMA Pool #AZ9703, 3.00%, 10/1/45	163,954
263,111	FNMA Pool #BA4732, 3.50%, 12/1/45	274,700
352,179	FNMA Pool #BC9482, 3.00%, 7/1/46	360,703
176,431	FNMA Pool #BD8211, 4.00%, 4/1/47	184,772
204,311	FNMA Pool #BD8213, 3.00%, 9/1/46	209,257
373,064	FNMA Pool #BE3776, 4.50%, 7/1/47	394,685
611,952	FNMA Pool #BJ5719, 4.00%, 5/1/48	636,855
23,835	FNMA Pool #BK4970, 3.50%, 5/1/48	24,648
71,693	FNMA Pool #BK4987, 3.50%, 6/1/48	73,906
58,657	FNMA Pool #BK7396, 3.50%, 7/1/48	60,381
85,760	FNMA Pool #BK9639, 3.50%, 11/1/48	88,244
337,967	FNMA Pool #BM2001, 3.50%, 12/1/46	352,267
835,503	FNMA Pool #BM2006, 4.00%, 1/1/48	877,045
724,007	FNMA Pool #BM2007, 4.00%, 9/1/48	753,477
833,535	FNMA Pool #BM5793, 3.00%, 4/1/49	845,846
60,111	FNMA Pool #BN1076, 3.50%, 12/1/48	61,777
69,214	FNMA Pool #BN3431, 3.50%, 1/1/49	71,225
768,176	FNMA Pool #BN6240, 3.00%, 4/1/49	778,974
370,766	FNMA Pool #CA1564, 4.50%, 4/1/48	391,202
999,900	FNMA Pool #CA4574, 4.00%, 8/1/49	1,042,315
25,002	FNMA Pool #FM1238, 4.00%, 3/1/49	26,015
103,329	FNMA Pool #MA0073, 4.50%, 5/1/29	110,005
745,643	FNMA Pool #MA0984, 2.50%, 2/1/22	752,258
821,757	FNMA Pool #MA1012, 2.50%, 3/1/22	829,047
173,469	FNMA Pool #MA1212, 2.50%, 10/1/22	175,007
170,892	FNMA Pool #MA2641, 3.00%, 6/1/46	175,018
364,783	FNMA Pool #MA3026, 3.50%, 6/1/47	378,649
247,188	FNMA Pool #MA3114, 2.50%, 8/1/32	250,048
206,119	FNMA Pool #MA3238, 3.50%, 1/1/48	214,247
438,252	FNMA Pool #MA3331, 3.00%, 4/1/48	446,117
543,075	FNMA Pool #MA3415, 4.00%, 7/1/48	566,140
781,650	FNMA Pool #MA3495, 4.00%, 10/1/48	814,001
395,424	FNMA Pool #MA3520, 3.50%, 11/1/48	406,507
741,918	FNMA Pool #MA3536, 4.00%, 12/1/48	771,845
667,423	FNMA Pool #MA3563, 4.00%, 1/1/49	693,416
966,059	FNMA Pool #MA3564, 4.50%, 1/1/49	1,015,939
674,721	FNMA Pool #MA3593, 4.50%, 2/1/49	709,693
413,082	FNMA Pool #MA3614, 3.50%, 3/1/49	424,542
900,000	FNMA Pool #MA3638, 4.00%, 4/1/49	935,313
2,706,046	FNMA Pool #MA3692, 3.50%, 7/1/49	2,781,551
369,291	FNMA Pool #MA3709, 2.50%, 6/1/34	372,641
590,929	FNMA Pool #MA3729, 2.50%, 7/1/34	596,327
2,362,062	FNMA Pool #MA3744, 3.00%, 8/1/49	2,398,758
739,018	FNMA Pool BM5689, 2.50%, 3/1/24	745,574
78,256	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	78,068

11

December 31, 2019

Principal Amount		Value
$87,709	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	$87,146
2,000,763	GNAM II Pool #MA5816, 3.50%, 3/20/49	2,062,987
127,712	GNMA II Pool #MA1090, 3.50%, 6/20/43	134,803
71,771	GNMA II Pool #MA1448, 3.50%, 11/20/43	75,508
95,504	GNMA II Pool #MA1520, 3.00%, 12/20/43	98,930
119,459	GNMA II Pool #MA2149, 4.00%, 8/20/44	126,645
208,405	GNMA II Pool #MA2445, 3.50%, 12/20/44	217,434
145,232	GNMA II Pool #MA3803, 3.50%, 7/20/46	150,866
1,599,009	GNMA II Pool #MA4836, 3.00%, 11/20/47	1,646,642
436,077	GNMA II Pool #MA5191, 3.50%, 5/20/48	449,642
546,265	GNMA II Pool #MA5527, 3.50%, 10/20/48	563,254
795,213	GNMA II Pool #MA5594, 3.50%, 11/20/48	819,944
239,334	GNMA II Pool #MA5650, 3.50%, 12/20/48	246,778
2,507,461	GNMA II Pool #MA5762, 3.50%, 2/20/49	2,586,790
2,199,631	GNMA II Pool #MA5815, 3.00%, 3/20/49	2,261,948
960,607	GNMA II Pool #MA5875, 3.50%, 4/20/49	990,482
1,496,350	GNMA II Pool #MA6283, 3.00%, 11/20/49	1,538,146
124,967	GNMA Pool #650494, 5.50%, 1/15/36	138,552

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $56,446,327) (5.6%)	57,165,436

U.S. TREASURY OBLIGATIONS (11.1%)
	U.S. TREASURY NOTES & BONDS (11.1%)
3,170,000	U.S. Treasury Bonds, 5.38%, 2/15/31	4,257,582
3,220,000	U.S. Treasury Bonds, 4.38%, 2/15/38	4,289,141
5,712,000	U.S. Treasury Bonds, 2.88%, 5/15/43	6,236,121
3,919,000	U.S. Treasury Bonds, 3.00%, 2/15/48	4,416,835
1,300,000	U.S. Treasury Notes, 1.25%, 1/31/20 (1)	1,299,582
6,400,000	U.S. Treasury Notes, 1.38%, 3/31/20	6,395,750
9,000,000	U.S. Treasury Notes, 1.50%, 8/15/20	8,992,969
250,000	U.S. Treasury Notes, 1.63%, 10/15/20 (1)	249,971
4,000,000	U.S. Treasury Notes, 2.50%, 12/31/20	4,033,438
7,500,000	U.S. Treasury Notes, 2.25%, 4/30/21	7,563,281
7,350,000	U.S. Treasury Notes, 1.75%, 2/28/22	7,377,562
12,000,000	U.S. Treasury Notes, 1.38%, 6/30/23	11,895,469
8,605,000	U.S. Treasury Notes, 2.38%, 8/15/24	8,868,528
3,245,000	U.S. Treasury Notes, 2.25%, 11/15/24	3,330,054
8,600,000	U.S. Treasury Notes, 2.00%, 2/15/25	8,724,297
14,500,000	U.S. Treasury Notes, 2.63%, 12/31/25	15,207,441
8,050,000	U.S. Treasury Notes, 2.75%, 2/15/28	8,582,369
2,000,000	U.S. Treasury Notes, 1.63%, 8/15/29	1,949,922
722,138	U.S. Treasury Notes TIPS, 0.13%, 10/15/24	726,295

TOTAL U.S. TREASURY OBLIGATIONS (Cost $112,265,163) (11.1%)	114,396,607

SHORT-TERM INVESTMENTS (7.5%)
	MONEY MARKET FUNDS (7.5%)
62,082,850	State Street Institutional Liquid Reserves Fund, Premier Class, 1.734% (4)	62,089,059
15,166,370	State Street Navigator Securities Lending Government Money Market Portfolio (5)	15,166,370

TOTAL SHORT-TERM INVESTMENTS (Cost $77,256,021) (7.5%)	77,255,429

TOTAL INVESTMENT SECURITIES(101.5%) (Cost $839,380,699)	$1,043,866,847

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.5%)	(15,721,515)

NET ASSETS (6) (100%)	$1,028,145,332

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2019, the market value of the securities on loan was $36,376,512.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Rate reflects 7 day yield as of December 31, 2019.
(5)	Securities with an aggregate market value of $36,376,512 were out on loan in exchange for collateral including $15,166,370 of cash collateral as of December 31, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $839,380,699, aggregate gross unrealized appreciation was $206,194,929, aggregate gross unrealized depreciation was $1,708,781 and the net unrealized appreciation was $204,486,148.
AGM	Assured Guaranty Municipal.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
TIPS	Treasury Inflation Prorated Security

12

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$637,256,231	$—	$—	$637,256,231
Asset-Backed Securities	—	24,726,174	—	24,726,174
Commercial Mortgage-Backed Securities	—	38,175,375	—	38,175,375
Corporate Bonds & Notes*	—	85,155,849	—	85,155,849
Foreign Government Obligations	—	1,379,708	—	1,379,708
Long-Term Municipal Securities*	—	8,356,038	—	8,356,038
U.S. Government Agency Obligations	—	57,165,436	—	57,165,436
U.S. Treasury Obligations	—	114,396,607	—	114,396,607
Short-Term Investments	77,255,429	—	—	77,255,429
Total Investments in Securities	$714,511,660	$329,355,187	$—	$1,043,866,847

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended December 31, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.